GOVERNMENT GRANTS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Government Grants [Abstract]
Disclosure of government grants received or receivable [Table Text Block]
	2024	2023
	$	$

National Research Council	46,322	151,440
Public Works and Government Services Canada	304,391	-
DAIR Green Fund	67,500	7,500
Innovation, Science and Economic Development Canada	-	20,558
Total government grants received	418,213	179,498